Notes to Profit or Loss - Summary of Cost of Sales (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of sales [line items]
Cost of sales	€ 1,796,629	€ 0	€ 0
Personnel expenses [member]
Cost of sales [line items]
Cost of sales	€ 1,797,000	€ 0	€ 0